INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2024 ₪ / shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $		$ 256		$ 264
Ordinary shares, par value | ₪ / shares	₪ 3		₪ 3
Ordinary shares, shares authorized		10,000,000		10,000,000
Ordinary shares, shares issued		6,708,522		6,020,693
Ordinary shares, shares outstanding		6,708,522		6,020,693